Nature of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2026
Nature of Business and Organization [Abstract]
Schedule of Activities of the Company

The accompanying consolidated financial statements reflect the activities of the Company and each of the following subsidiaries as of March 31, 2026:

Name	Background	Ownership
GCL Global Limited (“GCL Global”)	● A Cayman Island company ● Incorporated on October 12, 2023 ● Holding company	100.0% owned by Pubco
RF Acquisition Corp (“RFAC”)	● A Delaware, US company ● Incorporated on January 11, 2021 ● Holding company	100.0% owned by Pubco
Grand Centrex Limited (“GCL BVI”)	● A BVI company ● Incorporated on November 16, 2018 ● Holding company	99.8% owned by GCL Global
GCL Global Pte. Ltd (“GCL Global SG”)	● A Singapore company ● Incorporated on July 26, 2021 ● Holding company	100% owned by GCL Global
GCL Taiwan Co, Ltd (“GCL Taiwan”)	● A Taiwan company ● Incorporated on November 6, 2025 ● A gaming Company that engages in the distribution and sales of gaming-related products and related services.	100% owned by GCL Global SG
Titan Digital Media Pte. Ltd. (“Titan Digital”) (1)	● A Singapore company ● Incorporated on January 08, 2018 ● An advertising Company that provides video production, and advertising on social media platform.	85% owned by GCL Global SG
Epicsoft Asia Pte. Ltd (“Epicsoft Asia”)	● A Singapore company ● Incorporated on September 23, 2014 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
Epicsoft (Hong Kong) Limited (“Epic HK”)	● A Hong Kong company ● Incorporated on April 15, 2005 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
4Divinity HK Limited (“4Divinity HK”) (5)	● A Hong Kong company ● Incorporated on March 12, 2026 ● Publishing of game software	100% owned by GCL Global SG
Name	Background	Ownership
4Divinity Pte. Ltd. (“4Divinity SG”) (5) (7)	● A Singapore company ● Incorporated on September 30, 2022 ● Publishing of game software	91.9% owned by 4Divinity HK
4Divinity UK Ltd. (“4Divinity UK”)	● A United Kingdom company ● Incorporated on December 4, 2024 ● Publishing of game software	100% owned by 4Divinity SG
4Divinity Japan Ltd. (“4Divinity JP”) (3)	● A Japanese company ● Incorporated on April 1, 2025 ● Publishing of game software	100% owned by 4Divinity SG
Epicsoft Malaysia Sdn. Bhd. (“Epic MY”)	● A Malaysian company ● Incorporated on June 26, 2019 ● Distribution of console game software and hardware.	100% owned by GCL BVI
2Game Digital Limited (“2Game”) (2) (5)	● A Hong Kong company ● Incorporated on May 11, 2022 ● Distribution of console game code	61% owned by 4Divinity HK
Starry Jewelry Pte. Ltd. (“Starry”)	● A Singapore company ● Incorporated on June 16, 2020 ● Retail in jewelry.	100% owned by Titan Digital
Martiangear Pte. Ltd. (“Martiangear”) (1)	● A Singapore company ● Incorporated on September 24, 2020 ● Retail in gaming desk and chair	100% owned by GCL Global SG
Hainan GCL Technology Co. Ltd. (“Hainan GCL”)	● A PRC company ● Incorporated on July 26, 2024 ● Distribution of console game code	100% owned by GCL Global SG
2 Game Pro LTDA (“2Game Brazil)	● A Brazil company ● Incorporated on August 21, 2023 ● Distribution of console game code	100% owned by 2Game
2 Game Digital DMCC (“2Game Dubai”)	● A U.A.E. company ● Incorporated on October 1, 2024 ● Distribution of console game code	100% owned by 2Game
Ban Leong Technologies Limited (“Ban Leong”) (4)	● A Singapore company ● Incorporated on June 18, 1993 ● Distribution of computer peripherals and accessories	100% owned by Epicsoft Asia
Digital Hub Pte. Ltd. (“Digital Hub”) (4)	● A Singapore company ● Incorporated on March 20, 2003 ● Distribution of computer peripherals and accessories	100% owned by Ban Leong
AV Labs International Pte. Ltd. (“AV Labs”) (4)	● A Singapore company ● Incorporated on June 23, 2006 ● Marketing and distribution of computer and hardware	100% owned by Ban Leong
Ban Leong Technologies Sdn. Bhd. (“Ban Leong MY”) (4)	● A Malaysia company ● Incorporated on August 15, 2003 ● Distribution of computer peripherals and accessories	100% owned by Ban Leong
Ban Leong Chin Inter Co., Ltd. (“Ban Leong Thailand”) (4)	● A Thailand company ● Incorporated on July 16, 2004 ● Distribution of computer peripherals and accessories	60% owned by Ban Leong
BLC (China) Limited (“BLC China”) (4) (6)	● A PRC company ● Incorporated on November 27, 2008 ● Distribution of corporate gift cards	100% owned by Ban Leong

(1)	On December 12, 2024, Titan Digital sold all of its equity interest in Martiangear to GCL Global SG for a total consideration of SGD 10.
(2)	On March 19, 2025, GCL Global SG acquired an additional 10% equity interest in 2Game for a total consideration of $1,200,000. As a result of this acquisition, GCL Global SG increased its equity interest in 2Game from 51% to 61% (See Note 19).

(3)	On April 1, 2025, 4Divinity JP was established under the laws of Japan to serve as the Company’s legal entity presence in Japan, facilitating anticipated business activities and supporting future commercial operations in the region.

(4)

On April 30, 2025, Epicsoft Asia launched a voluntary conditional cash offer to acquire all of the issued and paid-up ordinary shares of Ban Leong Technologies Limited (“Ban Leong”), a company listed on the Singapore Exchange Securities Trading Limited (“SGX-ST”), at an offer price of S$0.6029 per share.

The offer was declared unconditional on May 27, 2025, at which time Epicsoft Asia and parties acting in concert owned, controlled, or had valid acceptances for approximately 50.9% of Ban Leong’s issued shares, resulting in Epicsoft Asia obtaining effective control of Ban Leong.

Subsequent to the offer becoming unconditional, Epicsoft Asia continued to receive acceptances, resulting in ownership of more than 90% of Ban Leong’s issued shares. Accordingly, Epicsoft Asia exercised its right of compulsory acquisition pursuant to the Companies Act 1967 of Singapore to acquire the remaining shares not tendered in the offer. Upon completion of the compulsory acquisition on August 25, 2025, Epicsoft Asia became the sole shareholder owning 100% of the issued and outstanding shares of Ban Leong. Ban Leong was delisted from the SGX-ST on August 26, 2025. (Note 4)

(5)	On March 25, 2026, the Company completed an internal reorganization of its corporate structure by transferring GCL Global SG’s equity interests in 4Divinity SG and 2Game, respectivly to 4Divinity HK. Following the transfers, 4Divinity HK directly held 95.1% and 61% of the equity interests in 4Divinity SG and 2Game, respectively. On April 14, 2026, GCL Global SG completed an internal reorganization pursuant to which it transferred its remaining ordinary shares in 4Divinity SG to 4Divinity HK Limited. As a result of the share transfer, 4Divinity SG became a subsidiary of 4Divinity HK Limited. The share transfers were completed as part of an internal restructuring among entities under common control and did not result in any change in the Company’s ultimate beneficial ownership or control. Accordingly, the transfers had no impact on the Company’s consolidated financial statements.

(6)	On February 2, 2026, BLC China was dissolved. The dissolution did not have a material impact on the Company’s operations or its consolidated financial statements. The loss recognized in connection with the dissolution was immaterial.

(7)

On October 13, 2025 and January 15, 2026, the Company’s subsidiary, 4Divinity SG, entered into share subscription agreements with an accredited investor, pursuant to which the investor agreed to subscribe for an aggregate of 5,200,000 newly issued ordinary shares at a subscription price of $2.50 per share, for an aggregate consideration of $13,000,000. As of March 31, 2026, upon completion of the subscriptions, the Company had received aggregate purchase consideration of $13,000,000, and the accredited investor held a 4.9% equity interest in 4Divinity SG.

On March 5, 2026, 4Divinity SG entered into an additional share subscription agreement with the accredited investor, pursuant to which the investor agreed to subscribe for additional newly issued ordinary shares at a subscription price of $2.75 per share for aggregate consideration of $10,000,000. As of March 31, 2026, the Company had received the $10,000,000 subscription proceeds, and the subscription had been completed. The related ordinary shares were subsequently issued in April 2026. As of March 31, 2026, the accredited investor beneficially owned approximately 8.1% of the Company’s outstanding ordinary shares. Subsequent to March 31, 2026, 4Divinity SG entered into an additional share subscription agreement with the same accredited investor for aggregate consideration of $9,000,000 at a subscription price of $3.50 per share. As of the date of issuance of these consolidated financial statements, all subscriptions had been completed, resulting in aggregate purchase consideration of $32,000,000 and the accredited investor holding a 10.2% equity interest in 4Divinity SG.